Nature of Business and Going Concern - Additional Information (Detail)		3 Months Ended		12 Months Ended
	Aug. 18, 2023 USD ($) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2024 CAD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 USD ($)
Nature of Operations [Line Items]
Date of incorporation				May 12, 2011	May 12, 2011
The amount of cash and cash equivalents				$ 19,341,756		$ 18,263,389
Revenues				0
Net loss				28,966,006		18,990,764
Accumulated deficit				(105,501,295)		(77,280,499)
Silicon Valley Bank [Member]
Nature of Operations [Line Items]
Debt instrument collateral amount				$ 0
Debt instrument month of maturity				2024-06	2024-06
Private Placement [Member]
Nature of Operations [Line Items]
Stock issued during period value new issues	$ 16,445,635			$ 15,886,537	$ 20,836,005
Shares issued through non-brokered private placement | shares	3,183,875			3,183,875	3,183,875
IPO [Member]
Nature of Operations [Line Items]
Sale of stock net consideration received on the transaction						$ 11,768,459
IPO [Member] | Subsequent Event [Member]
Nature of Operations [Line Items]
Shares issued through non-brokered private placement | shares		8,260,435	8,260,435
Sale of stock net consideration received on the transaction		$ 25,026,073	$ 33,867,784